GCAT NQM DEPOSITOR III, LLC ABS-15G

Exhibit 99.26

Tape Discrepancies
Loan #1	Marketing ID	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xx	908101109		Subject Property Type	xx	xx			Appraisal reflects xx stories for subject property.	Initial
xx	908100404		Original CLTV Ratio Percent	xx	xx	-0.435%	-0.44%	Collateral Value used for Underwriting: xx. Loan Amount: xx. CLTV =xx%.&#x0D;	Initial
xx	908100404		Original Standard LTV (OLTV)	xx	xx	-0.435%	-0.44%	Collateral Value used for Underwriting:xx Loan Amount: xx. CLTV = xx.&#x0D;	Initial